Note 8 - Financial Instruments - Fair Value Measurement Input Sensitivity (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Derivative financial assets	$ 102,209	$ 153,767
Derivative financial liabilities	(276,148)	(143,045)
Total net derivative assets (liabilities)	(173,939)	10,722
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities
Total net derivative assets (liabilities)
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities	(30,646)	(6,588)
Total net derivative assets (liabilities)	(30,646)	(6,588)
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets	102,209	153,767
Derivative financial liabilities	(245,502)	(136,457)
Total net derivative assets (liabilities)	$ (143,293)	$ 17,310